Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 12,407,000	$ 18,462,000	$ 20,929,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,646,000	2,010,000	1,385,000
Stock-based compensation expense	9,756,000	$ 8,547,000	$ 6,693,000
Accrued contingent earn-out payments	$ 500,000
Impairment of deferred cost		$ 1,892,000
Amortization of acquired intangible assets	$ 372,000	31,000	$ 74,000
Deferred taxes	1,563,000	2,886,000	5,539,000
Tax withholdings related to net share settlements of restricted stock awards and units	(1,810,000)	(1,577,000)	(1,283,000)
Provision for (reversal of) doubtful accounts	(82,000)	27,000	$ 3,000
Unrealized loss on foreign currency forward contract	12,000	50,000
Loss (gain) on disposal of assets	2,000	(242,000)	$ (7,000)
Tax benefit related to stock-based compensation expense	1,095,000	1,747,000	362,000
Excess tax benefit from stock-based compensation expense	(1,034,000)	(1,635,000)	(353,000)
Changes in operating assets and liabilities, net of acquisition effects:
Accounts receivable, net of allowances	4,373,000	(2,892,000)	(636,000)
Prepaid expenses and other assets	(1,081,000)	(657,000)	(1,053,000)
Accounts payable	(684,000)	(1,516,000)	(566,000)
Accrued compensation and related benefits	(1,353,000)	(1,421,000)	(3,216,000)
Accrued and other liabilities	166,000	7,000	(913,000)
Deferred revenues	411,000	1,713,000	(1,131,000)
Billings in excess of recognized revenues	1,267,000	(343,000)	(464,000)
Net cash provided by operating activities	$ 28,526,000	27,089,000	$ 25,363,000
Investing activities:
Proceeds from the sale of property and equipment		285,000
Purchases of property and equipment	$ (4,784,000)	$ (3,958,000)	$ (4,628,000)
Purchases of intangible asset	(400,000)
Payments for business acquisitions, net of cash acquired	(5,152,000)
Net cash used in investing activities	(10,336,000)	$ (3,673,000)	$ (4,628,000)
Financing activities:
Payments of obligations assumed in business acquisition	(347,000)
Exercise of stock options	5,039,000	$ 3,225,000	$ 5,339,000
Proceeds from employee stock purchase plan	1,379,000	1,437,000	1,317,000
Purchases of treasury stock	(14,525,000)	(3,566,000)
Excess tax benefit from stock-based compensation expense	1,034,000	1,635,000	353,000
Net cash (used in) provided by financing activities	(7,420,000)	2,731,000	7,009,000
Effect of exchange rate changes on cash and cash equivalents	(76,000)	(54,000)	(10,000)
Net increase in cash and cash equivalents	10,694,000	26,093,000	27,734,000
Cash and cash equivalents, beginning of year	115,464,000	89,371,000	61,637,000
Cash and cash equivalents, end of year	126,158,000	115,464,000	89,371,000
Supplemental disclosure of cash flow information:
Taxes	4,983,000	$ 4,222,000	$ 4,747,000
Interest	16,000
Property and equipment received and accrued in accounts payable and accrued and other liabilities	$ 224,000	$ 212,000	$ 312,000